Income Taxes - Redeemable Preferred Shares (Details) - FREYR AS kr / shares in Units, $ / shares in Units, kr in Thousands, $ in Thousands				3 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Feb. 16, 2021 USD ($) item shares	Nov. 11, 2020 USD ($) item Vote $ / shares shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Mar. 31, 2021 kr / shares	Feb. 16, 2021 NOK (kr) kr / shares shares	Dec. 31, 2020 kr / shares	Nov. 11, 2020 NOK (kr) Vote kr / shares shares	Dec. 31, 2019 USD ($)
Redeemable preferred shares, issued		7,500,000	7,500,000				7,500,000		7,500,000
Redeemable preferred shares, par value | kr / shares							kr 0.01		kr 0.01
Aggregate subscription amount		$ 7,500	$ 7,500				kr 64,081		kr 71,529
Number of affiliates of Alussa to which redeemable preferred shares issued | item		3	2
Distribution price per redeemable preferred share | $ / shares			$ 1
Redeemable preferred shares, vote per share | Vote			1						1
Number of warrants Issued (in shares)				92,500,000	92,500,000
Number of shares for each warrant				1	1
Subscription price of warrant | kr / shares						kr 0.01		kr 0.01
Number of common stock issued in pursuant to warrants before conversion of preferred stock				0	0
Redemption price as a percentage on preferred share preference amount (in percent)	105.00%
Consideration on cancellation of warrants | $	$ 0
Percentage of volume weighted average price per ordinary share determined for exchange of preference shares	80.00%
Threshold business days for calculation of volume weighted average price (in days)	40 days
Fair value of the redeemable preferred shares | $				$ 15,069	$ 7,574					$ 0